Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 sqft	Dec. 31, 2012
Commitments and Contingencies (Textual)
Area of office space					22,000
Lease expiration date					Aug. 31, 2016
Operating lease description					The lease commenced on May 1, 2012 and extends through August 31, 2016. Prior to May 1, 2012 the Company leased office space under a lease agreement commencing in December 2010 and expiring on April 30, 2012. In addition to the office space, the Company leases certain office furniture and equipment and IT equipment under operating leases through November 2016.
Rent expense	$ 80,747	$ 56,154	$ 216,324	$ 199,567	$ 383,807	$ 254,272
Advisory services					$ 100,000